Performance Management	Aug. 14, 2025
GraniteShares 2x Long ABNB Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CVNA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long KO Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CRWV Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CEG Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long COST Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ETOR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long FSLR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long GLXY Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long HIMS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ISRG Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long MCD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long NBIS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long NKE Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long OKLO Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long PM Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long RGTI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SNAP Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SPOT Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SBUX Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long UNH Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long WMT Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long BULL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.